                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:__________
  This Amendment (Check only one.): [X] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Account Management, LLC
Address: 17 Arlington Street
         Boston, MA 02116

Form 13F File Number: 28- 01363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter de Roetth
Title: Principal
Phone: 617-236-4200

Signature, Place, and Date of Signing:

      Peter de Roetth (signature on file)  Boston, MA   November 13, 2006
      ----------------------------------- ------------- -----------------
                  [Signature]             [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE

11/9/2006

                                                                 (SEC USE ONLY)

Page 1 of 3    FORM 13 F    Name of Reporting Manager Account Management, LLC

                                                                                                                  Item 8:
                                                                                  Item 6:                         Voting
                                                                                 Investment                      Authority
                                                                                 Discretion                      (Shares)
                                                                          ------------------------          -------------------
                                                                                    (b)
                                                                 Item 5:          Shared-
                                   Item 2:            Item 4:    Shares              As            Item 7:
                                    Title   Item 3:    Fair        or             Defined    (c)   Managers
    Item 1:                          of      CUSIP    Market    Principal  (a)       in    Shared-   See     (a)     (b)   (c)
Name of Issuer                      Class   Number     Value     Amount    Sole   Instr. V  Other  Instr. V  Sole   Shared None
--------------                     ------- --------- ---------- --------- ------- -------- ------- -------- ------- ------ ----
Maxim Integrated Products          Common
                                   Stock   57772K101 15,757,822   561,176 561,176                           561,176
Corporate Executive Board          Common
                                   Stock   21988R102 16,152,332   179,650 179,650                           179,650
Miller Industries Inc.             Common
                                   Stock    60051204    928,116    50,800  50,800                            50,800
Costar Group                       Common
                                   Stock   22160N109  8,206,152   198,600 198,600                           198,600
Credit Acceptance Corporation      Common
                                   Stock   225310101 27,918,581   940,653 940,653                           940,653
Newmont Mining Corporation         Common
                                   Stock   651639106  2,373,737    55,526  55,526                            55,526
Ritchie Bros. Auction              Common
                                   Stock   767744105  4,513,962    84,200  84,200                            84,200
Suncor Energy Inc                  Common
                                   Stock   867229106    504,350     7,000   7,000                             7,000
Smith & Wesson Holding Corporation Common
                                   Stock   831756101    576,020    41,500  41,500                            41,500
AcuSphere Inc.                     Common
                                   Stock   00511R870    194,940    54,000  54,000                            54,000
                                                     ---------- ---------
   COLUMN TOTALS                                     77,126,012 2,173,105
                                                     ---------- ---------

11/9/2006

                                                                 (SEC USE ONLY)

Page 2 of 3     FORM 13 F    Name of Reporting Manager Account Management, LLC

                                                                                                          Item 8:
                                                                        Item 6:                           Voting
                                                                       Investment                        Authority
                                                                       Discretion                        (Shares)
                                                               --------------------------          ---------------------
                                                                           (b)
                                                      Item 5:            Shared-
                        Item 2:            Item 4:    Shares                As            Item 7:
                         Title   Item 3:    Fair        or               Defined    (c)   Managers
    Item 1:               of      CUSIP    Market    Principal   (a)        in    Shared-   See      (a)      (b)   (c)
Name of Issuer           Class   Number     Value     Amount     Sole    Instr. V  Other  Instr. V   Sole    Shared None
--------------          ------- --------- ---------- --------- --------- -------- ------- -------- --------- ------ ----
Central Fund Of Canada  Common
  Ltd.                  Stock   153501101    319,580    38,000    38,000                              38,000
Houston Wire & Cable    Common
  Co.                   Stock   44244K109    902,400    48,000    48,000                              48,000
Lionbridge              Common
  Technologies Co.      Stock   536252109  1,182,650   155,000   155,000                             155,000
Shamir Optical Industry Common
  Ltd.                  Stock   M83683108     99,468    10,800    10,800                              10,800
QuickLogic              Common
  Corporation           Stock   74837P108  4,064,451 1,148,150 1,148,150                           1,148,150
Microsoft Corporation   Common
                        Stock   594918104  1,735,358    63,450    63,450                              63,450
Berkshire Hathaway      Common
  Hld B                 Stock   084670207  5,903,640     1,860     1,860                               1,860
Clayton Holdings Inc.   Common
                        Stock   18418N107  1,967,205   156,500   156,500                             156,500
Heartland Payment Sys   Common
  Inc.                  Stock   42235N108  8,113,300   312,050   312,050                             312,050
StreetTracks Gold TR    Common
                        Stock   863307104    386,555     6,500     6,500                               6,500
                                          ---------- ---------
   COLUMN
     TOTALS                               24,674,607 1,940,310
                                          ---------- ---------

11/9/2006

                                                                 (SEC USE ONLY)

Page 3 of 3    FORM 13 F    Name of Reporting Manager Account Management, LLC

                                                                                               Item 8:
                                                                 Item 6:                        Voting
                                                               Investment                     Authority
                                                               Discretion                      (Shares)
                                                         -----------------------          ------------------
                                                                  (b)
                                                Item 5:         Shared-
                   Item 2:            Item 4:   Shares             As            Item 7:
                    Title   Item 3:    Fair       or            Defined    (c)   Managers
    Item 1:          of      CUSIP    Market   Principal  (a)      in    Shared-   See     (a)    (b)   (c)
Name of Issuer      Class   Number     Value    Amount    Sole  Instr. V  Other  Instr. V  Sole  Shared None
--------------     ------- --------- --------- --------- ------ -------- ------- -------- ------ ------ ----
Barrick Gold       Common
  Corporation      Stock   067901108 2,930,104   95,381  95,381                           95,381
Encana Corporation Common
                   Stock   292505104 1,657,495   35,500  35,500                           35,500
Gold Bullion Ltd.  Common
  Pfd.             Stock   Q1868U112   222,823    3,700   3,700                            3,700
                   Common
                   Stock                     0        0       0                                0
                   Common
                   Stock                     0        0       0                                0
                   Common
                   Stock                     0        0       0                                0
                   Common
                   Stock                     0        0       0                                0
                   Common
                   Stock                                      0                                0
                   Common
                   Stock                                      0                                0
                   Common
                   Stock                                      0                                0
                                     ---------  -------
                                     4,810,422  134,581
                                     ---------  -------